Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax benefit	$ (3,806)	$ (26,529)	$ (1,217)	$ (1,848)	$ 8,568
Research and development tax credit				20,114	13,072
Valuation allowance				40,211	53,264
Valuation allowance, deferred tax asset, decrease amount				13,100
Unrecognized tax benefits				0	3,165	$ 3,357
Total interest and penalties for the unrecognized tax benefits				0	500
Unrecognized tax benefits, released				863	192
Federal tax anticipated refunds					296
State
Net operating loss carryforwards				82,900	0
Research and development tax credit				$ 4,600	$ 5,100
State | Maximum
Net operating loss carryforwards, expiration				2039
Research and development tax credit, expiration				2039	2038
Federal
Income tax benefit				$ 900
Net operating loss carryforwards				45,300	$ 0
Research and development tax credit				16,500	$ 9,000
Unrecognized tax benefits, released				$ 3,200
Federal | Maximum
Research and development tax credit, expiration				2039	2038
Cares Act [Member]
Percentage of removal on taxable income On non operating losses		80.00%
Federal tax anticipated refunds		$ 30,300